UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS



--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                COMMON STOCK  - 99.8%
                BERMUDA  - 1.6%
       55,876   Accenture Class A                                     2,354,056
       40,238   ACE                                                   2,322,537
       18,834   Arch Capital Group (1)                                1,311,977
       39,967   Axis Capital Holdings                                 1,472,784
       22,174   Covidien                                                908,025
       19,000   Endurance Specialty Holdings                            710,600
       19,600   Max Re Capital                                          511,756
       47,744   Nabors Industries (1)                                 1,396,035
        2,090   Platinum Underwriters Holdings                           69,388
       26,300   XL Capital Class A                                    2,047,718
                                                                  -------------
                Total Bermuda                                        13,104,876
                                                                  -------------
                CANADA  - 6.4%
       18,800   ACE Aviation Holdings
                   Class A (1)                                          455,720
       21,597   Alimentation Couche Tard Class B                        423,880
        5,100   AltaGas Income Trust (1)                                131,039
       24,997   ARC Energy Trust                                        500,924
        5,900   Astral Media                                            231,541
       11,516   AUR Resources                                           439,409
       23,825   Bank of Nova Scotia                                   1,104,788
        5,550   Bell Aliant Regional
                   Communications (1)(2)(3)                             165,293
       16,860   Brookfield Asset Management
                   Class A                                              591,143
       23,995   Canadian Imperial Bank of
                   Commerce                                           2,081,337
       55,300   Canadian National Railway                             2,879,085
       10,200   Canadian Natural Resources                              700,246
       12,800   Canadian Pacific Railway                                942,236
       12,013   Canadian Tire Class A                                   934,207
        4,700   Cognos (1)                                              188,370
       14,792   EnCana                                                  905,774
       24,189   Enerplus Resources Fund                               1,060,204
       11,000   Ensign Energy Services                                  185,568
       63,863   Gerdau Ameristeel                                       839,160
       14,700   Gildan Activewear (1)                                   505,347
       48,222   Great-West Lifeco                                     1,584,941
       14,630   Harvest Energy Trust                                    428,952
       26,767   IGM Financial                                         1,348,390
       21,117   Industrial Alliance Insurance &
                   Financial Services                                   782,580
        5,000   Inmet Mining                                            436,047
      104,850   Manulife Financial                                    3,824,705
        7,700   Mullen Group Income Fund                                144,556
       39,056   National Bank of Canada                               2,231,510
        2,900   Onex                                                     91,482

    Shares                                                           Value $
-------------                                                     -------------
       22,739   Penn West Energy Trust                                  707,928
       36,736   Petro-Canada                                          2,004,565
       12,100   Peyto Energy Trust                                      194,707
       53,094   Power Corp. of Canada                                 1,931,777
       50,071   Power Financial                                       1,879,541
       29,195   Precision Drilling Trust                                583,681
       15,593   PrimeWest Energy Trust                                  319,812
       15,600   Quadra Mining (1)                                       265,218
       33,600   Rally Energy (1)                                        205,431
        8,127   Research In Motion (1)                                1,745,202
       53,684   Rogers Communications Class B                         2,427,459
       38,986   Royal Bank of Canada                                  1,977,450
       75,558   Shaw Communications Class B                           1,792,589
        7,400   ShawCor                                                 217,267
       19,900   Shoppers Drug Mart                                      975,219
       40,200   Sino-Forest (1)                                         635,193
       48,400   Sun Life Financial                                    2,287,018
        9,200   Suncor Energy                                           832,089
       35,900   Talisman Energy                                         656,798
       12,533   Toronto-Dominion Bank                                   802,234
       66,748   TransCanada                                           2,409,788
       13,800   Trinidad Energy Services Income
                   Trust                                                187,641
       63,800   Yellow Pages Income Fund                                802,884
                                                                  -------------
                Total Canada                                         51,979,925
                                                                  -------------
                CAYMAN ISLANDS  - 0.4%
       17,972   Garmin                                                1,507,851
       55,111   Seagate Technology                                    1,295,659
                                                                  -------------
                Total Cayman Islands                                  2,803,510
                                                                  -------------
                CHINA  - 0.0%
        4,100   Sina (1)                                                176,382
                                                                  -------------
                PUERTO RICO  - 0.1%
       12,800   First Bank of Puerto Rico                               117,760
       22,771   Popular                                                 300,350
                                                                  -------------
                Total Puerto Rico                                       418,110
                                                                  -------------
                UNITED STATES  - 91.3%
                AGRICULTURE PRODUCTION LIVESTOCK - 0.0%
           69   Seaboard                                                138,000
                                                                  -------------
                AMUSEMENT & RECREATION - 0.0%
          587   Cedar Fair LP                                            16,865
                                                                  -------------
                APPAREL & ACCESSORY STORES - 0.4%
       14,341   Abercrombie & Fitch Class A                           1,002,436
       36,900   American Eagle Outfitters                               895,194
        7,300   Charlotte Russe Holding (1)                             129,721


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                APPAREL & ACCESSORY STORES - (CONTINUED)
        7,100   Jos. A. Bank Clothiers (1)                              244,950
       27,104   Limited Brands                                          654,562
        3,500   Nordstrom                                               166,530
                                                                  -------------
                                                                      3,093,393
                APPAREL & OTHER FINISHED PRODUCTS - 0.1%
       12,116   VF                                                    1,039,432
                                                                  -------------
                AUTOMOTIVE DEALERS & GASOLINE SERVICE
                STATIONS - 0.0%
          273   Autozone (1)                                             34,619
       14,600   CSK Auto (1)                                            199,144
                                                                  -------------
                                                                        233,763
                AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.1%
       16,776   Ryder System                                            912,111
                                                                  -------------
                BUILDING CONSTRUCTION GENERAL CONTRACTORS - 0.3%
       56,729   DR Horton                                               925,817
       10,599   KB Home                                                 337,154
       25,405   Lennar Class A                                          778,918
          700   NVR (1)                                                 404,936
                                                                  -------------
                                                                      2,446,825
                BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                MOBILE HOME DEALERS - 0.7%
       80,016   Home Depot                                            2,974,195
       49,205   Lowe's                                                1,378,232
       22,472   Sherwin-Williams                                      1,566,073
                                                                  -------------
                                                                      5,918,500
                BUSINESS SERVICES - 6.0%
        8,700   ABM Industries                                          218,892
       11,100   Acme Packet (1)                                         122,655
       15,686   Adobe Systems (1)                                       631,989
       22,500   Affiliated Computer Services
                   Class A (1)                                        1,207,350
        7,900   Alliance Data Systems (1)                               606,720
        8,400   Allis-Chalmers Energy (1)                               201,600
        7,300   Ansoft (1)                                              184,617
       14,900   Aspen Technology (1)                                    184,760
       32,400   Automatic Data Processing                             1,504,008
       12,000   Cerner (1)                                              634,440
       39,438   Check Point Software
                   Technologies (1)                                     960,710
       15,523   Cognizant Technology Solutions
                   Class A (1)                                        1,257,053

    Shares                                                           Value $
-------------                                                     -------------
        6,300   Concur Technologies (1)                                 150,318
       10,800   DivX (1)                                                145,908
       11,979   DST Systems (1)                                         908,847
       38,017   eBay (1)                                              1,231,751
       22,200   Epicor Software (1)                                     289,932
       14,500   EPIQ Systems (1)                                        247,225
       17,304   Fair Isaac                                              679,355
       21,411   First Data                                              680,656
       14,105   Google Class A (1)                                    7,193,550
        7,065   Imergent (1)                                            152,604
       38,800   IMS Health                                            1,091,444
       10,600   Jack Henry & Associates                                 254,612
       12,327   Manpower                                                974,449
      559,347   Microsoft                                            16,215,470
        4,464   MicroStrategy Class A (1)                               326,363
       34,566   Omnicom Group                                         1,792,938
      326,104   Oracle (1)                                            6,235,108
       26,926   Parametric Technology (1)                               474,705
        9,814   Quality Systems                                         380,194
       11,400   Sybase (1)                                              270,408
        9,700   SYKES Enterprises (1)                                   162,378
       30,300   Total System Services                                   852,339
       15,920   United Online                                           224,790
                                                                  -------------
                                                                     48,650,138
                CHEMICALS & ALLIED PRODUCTS - 9.9%
      112,997   Abbott Laboratories                                   5,727,818
       28,034   Air Products & Chemicals                              2,421,297
       62,983   Amgen (1)                                             3,384,707
      163,046   Bristol-Myers Squibb                                  4,632,137
        8,700   Celanese Series A                                       326,250
       48,558   Colgate-Palmolive                                     3,204,828
       88,230   Dow Chemical                                          3,836,240
       26,727   Eastman Chemical                                      1,839,352
       50,400   EI du Pont de Nemours                                 2,355,192
       26,548   Eli Lilly                                             1,435,981
        8,808   FMC                                                     785,057
       13,106   Genentech (1)                                           974,824
       79,831   Gilead Sciences (1)                                   2,972,108
      182,924   Johnson & Johnson                                    11,066,902
       42,613   Lyondell Chemical                                     1,913,324
      147,951   Merck                                                 7,345,767
      399,279   Pfizer                                                9,387,049
       15,518   PPG Industries                                        1,183,558
       16,736   Praxair                                               1,282,312
      192,737   Procter & Gamble                                     11,922,711
       13,159   Westlake Chemical                                       328,712
       38,709   Wyeth                                                 1,878,161
                                                                  -------------
                                                                     80,204,287


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                COMMUNICATIONS - 4.9%
       54,989   Alltel                                                3,626,525
      281,940   AT&T                                                 11,040,770
       21,807   Avaya (1)                                               360,688
       35,600   CBS Class B                                           1,129,232
       30,796   CenturyTel                                            1,412,613
      115,229   Citizens Communications                               1,662,754
       38,151   Clear Channel Communications                          1,407,772
       72,220   Comcast Class A (1)                                   1,897,219
       29,759   Comcast Special Class A (1)                             778,793
       33,700   DIRECTV Group (1)                                       755,217
       25,756   EchoStar Communications
                   Class A (1)                                        1,089,221
       15,587   Embarq                                                  963,121
       14,900   NII Holdings (1)                                      1,251,898
       33,154   Sprint Nextel                                           680,652
        7,885   Telephone & Data Systems                                523,564
       19,700   USA Mobility                                            470,239
      206,618   Verizon Communications                                8,806,059
       40,896   Viacom Class B (1)                                    1,566,317
                                                                  -------------
                                                                     39,422,654
                CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.1%
       11,240   EMCOR Group (1)                                         403,516
                                                                  -------------
                DEPOSITORY INSTITUTIONS - 8.5%
      265,477   Bank of America                                      12,588,919
       64,653   Bank of New York Mellon                               2,750,985
       37,187   Capital One Financial                                 2,631,352
      293,137   Citigroup                                            13,651,390
       33,788   Comerica                                              1,779,276
       29,443   Corus Bankshares                                        478,743
       36,357   Fifth Third Bancorp                                   1,341,210
       10,800   FNB                                                     162,108
       54,711   Huntington Bancshares                                 1,050,451
       23,282   IndyMac Bancorp                                         512,204
      211,554   JPMorgan Chase                                        9,310,492
       68,100   Keycorp                                               2,362,389
       72,236   National City                                         2,123,016
       10,200   Pacific Capital Bancorp                                 213,180
          152   Park National                                            12,076
       43,400   PNC Financial Services Group                          2,892,610
       36,618   Regions Financial                                     1,101,103
       44,772   TCF Financial                                         1,100,944
       42,264   U.S. Bancorp                                          1,265,807
       28,500   UnionBanCal                                           1,574,910
      134,676   Wachovia                                              6,358,054

    Shares                                                           Value $
-------------                                                     -------------
      108,301   Wells Fargo                                           3,657,325
                                                                  -------------
                                                                     68,918,544
                EATING & DRINKING PLACES - 1.0%
       11,000   Bob Evans Farms                                         356,950
        7,970   CBRL Group                                              306,287
       11,240   CKE Restaurants                                         194,340
       29,144   Darden Restaurants                                    1,240,660
       83,973   McDonald's                                            4,019,787
       54,552   Yum! Brands                                           1,747,846
                                                                  -------------
                                                                      7,865,870
                EDUCATIONAL SERVICES - 0.2%
       25,668   Apollo Group Class A (1)                              1,517,236
                                                                  -------------
                ELECTRIC & OTHER ELECTRICAL EQUIPMENT - 7.7%
        7,100   Advanced Energy Industries (1)                          125,741
       23,360   Analog Devices                                          828,112
       31,200   Arris Group (1)                                         462,384
      276,024   Cisco Systems (1)                                     7,979,854
        5,900   Dolby Laboratories (1)                                  196,234
       58,303   Emerson Electric                                      2,744,322
      570,912   General Electric                                     22,128,549
       37,904   Harris                                                2,080,171
      357,477   Intel                                                 8,443,607
        7,700   Inter-Tel                                               191,114
       29,029   Linear Technology                                     1,034,884
       20,486   Maxim Integrated Products                               649,406
       32,531   Microchip Technology                                  1,181,201
      172,113   Motorola                                              2,924,200
       39,921   National Semiconductor                                1,037,547
      109,356   Qualcomm                                              4,554,677
       33,217   Silicon Image (1)                                       226,540
       91,473   Texas Instruments                                     3,218,935
       22,174   Tyco Electronics                                        794,273
       19,800   Vishay Intertechnology (1)                              307,098
        9,882   Whirlpool                                             1,009,051
                                                                  -------------
                                                                     62,117,900
                ELECTRIC, GAS & SANITARY SERVICES - 3.2%
       52,666   American Electric Power                               2,290,444
       47,890   Centerpoint Energy                                      789,227
       46,303   Consolidated Edison                                   2,022,515
       30,365   DTE Energy                                            1,408,329
       59,278   Duke Energy                                           1,009,504
       30,100   Edison International                                  1,591,989
        7,302   Exelon                                                  512,235
        1,043   Great Plains Energy                                      28,954
       12,378   Integrys Energy Group                                   612,587
       50,645   KeySpan                                               2,104,300


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                ELECTRIC, GAS & SANITARY SERVICES - (CONTINUED)
        9,147   NiSource                                                174,433
       19,951   Oneok                                                 1,012,513
       47,394   PG&E                                                  2,028,937
       39,410   Progress Energy                                       1,720,641
       92,740   Southern                                              3,119,774
       37,000   TECO Energy                                             597,180
        8,551   TXU                                                     557,953
       21,800   Unisource Energy                                        663,374
       66,490   Waste Management                                      2,528,615
       71,045   Xcel Energy                                           1,442,213
                                                                  -------------
                                                                     26,215,717
                ENGINEERING, ACCOUNTING & RESEARCH
                MANAGEMENT - 0.2%
       42,842   Paychex                                               1,772,802
                                                                  -------------
                FABRICATED METAL PRODUCTS - 0.3%
        7,858   Alliant Techsystems (1)                                 778,806
       28,688   Ball                                                  1,470,834
       16,189   Commercial Metals                                       499,269
                                                                  -------------
                                                                      2,748,909
                FOOD & KINDRED PRODUCTS - 4.3%
      136,134   Altria Group                                          9,048,827
       56,414   Anheuser-Busch                                        2,751,311
       15,873   Archer-Daniels-Midland                                  533,333
       44,700   Campbell Soup                                         1,646,301
      158,102   Coca-Cola                                             8,238,695
       19,900   Flowers Foods                                           407,950
       14,800   Hormel Foods                                            509,416
        9,100   JM Smucker                                              507,871
       41,323   Kellogg                                               2,140,945
       23,180   Kraft Foods Class A                                     759,145
       22,174   Pepsi Bottling Group                                    741,942
       99,255   PepsiCo                                               6,513,113
       68,302   Sara Lee                                              1,082,587
          311   Wm. Wrigley Jr.                                          17,938
                                                                  -------------
                                                                     34,899,374
                FOOD STORES - 0.6%
       86,600   Kroger                                                2,248,136
       16,600   Safeway                                                 529,042
       83,649   Starbucks (1)                                         2,231,755
                                                                  -------------
                                                                      5,008,933
                FORESTRY - 0.1%
       13,180   Rayonier REIT                                           558,041
                                                                  -------------

    Shares                                                           Value $
-------------                                                     -------------
                FURNITURE & FIXTURES - 0.4%
       16,018   Johnson Controls                                      1,812,437
       40,443   Masco                                                 1,100,454
       17,867   Tempur-Pedic International                              556,557
                                                                  -------------
                                                                      3,469,448
                GENERAL MERCHANDISE STORES - 1.7%
       15,938   Costco Wholesale                                        953,092
       18,772   JC Penney                                             1,277,247
        2,265   Sears Holdings (1)                                      309,829
       27,420   Target                                                1,660,830
       60,620   TJX                                                   1,682,205
      165,493   Wal-Mart Stores                                       7,604,403
                                                                  -------------
                                                                     13,487,606
                HEALTH SERVICES - 0.3%
        6,100   Amedisys (1)                                            230,885
        9,400   Amsurg (1)                                              236,316
       22,823   Coventry Health Care (1)                              1,273,752
        6,600   Express Scripts (1)                                     330,858
                                                                  -------------
                                                                      2,071,811
                HOLDING & OTHER INVESTMENT OFFICES - 1.2%
       21,000   Anthracite Capital REIT                                 197,400
           19   Berkshire Hathaway Class A (1)                        2,090,000
       19,029   Boston Properties REIT                                1,798,050
       11,103   Federal Realty Investment
                   Trust REIT                                           834,279
        9,200   Gramercy Capital REIT                                   222,548
       51,500   Host Hotels & Resorts REIT                            1,087,680
       31,624   Kimco Realty REIT                                     1,180,524
        7,400   Ramco-Gershenson
                   Properties REIT                                      238,280
        8,304   Simon Property Group REIT                               718,545
       21,400   Thornburg Mortgage REIT                                 543,988
        5,122   Vornado Realty Trust REIT                               548,208
                                                                  -------------
                                                                      9,459,502
                HOME FURNITURE, FURNISHINGS & EQUIPMENT
                STORES - 0.1%
       10,865   Best Buy                                                484,470
                                                                  -------------
                HOTELS, ROOMING HOUSES, CAMPS & OTHER
                LODGING - 0.2%
        8,928   Ameristar Casinos                                       282,839
       35,957   Marriott International Class A                        1,494,013
                                                                  -------------
                                                                      1,776,852


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                INDUSTRIAL & COMMERCIAL MACHINERY/COMPUTER
                EQUIPMENT - 6.4%
       53,570   3M                                                    4,763,444
       20,663   American Standard                                     1,116,835
       38,072   Apple (1)                                             5,016,367
      119,589   Applied Materials                                     2,635,742
       44,683   Caterpillar                                           3,521,020
       14,456   Cummins                                               1,715,927
        7,500   Cymer (1)                                               320,625
       22,297   Deere                                                 2,685,005
      121,183   Dell (1)                                              3,389,488
       17,816   Eaton                                                 1,731,359
       41,854   EMC (1)                                                 774,718
      147,938   Hewlett-Packard                                       6,809,586
       91,599   International Business Machines                      10,135,429
       27,000   Lam Research (1)                                      1,561,680
       14,200   Lennox International                                    543,860
       12,077   Lexmark International Class A (1)                       477,525
        3,700   Micros Systems (1)                                      197,136
       12,607   Parker Hannifin                                       1,244,059
       27,720   Smith International                                   1,702,285
       16,800   Stanley Works                                           929,544
       28,939   Western Digital (1)                                     617,848
                                                                  -------------
                                                                     51,889,482
                INSURANCE AGENTS, BROKERS & SERVICE - 0.4%
       33,000   Hartford Financial Services Group                     3,031,710
                                                                  -------------
                INSURANCE CARRIERS - 4.2%
       50,400   Aetna                                                 2,422,728
       42,500   Aflac                                                 2,215,100
       54,749   Allstate                                              2,909,909
        6,417   American Financial Group                                180,254
      130,619   American International Group                          8,383,127
       14,731   Assurant                                                747,156
        1,144   Delphi Financial Group Class A                           45,955
       15,529   HCC Insurance Holdings                                  454,689
       15,200   Health Net (1)                                          753,008
       29,023   Humana (1)                                            1,860,084
       28,100   Lincoln National                                      1,694,992
       17,094   MetLife                                               1,029,401
       18,397   MGIC Investment                                         711,228
        9,494   Nationwide Financial Services
                   Class A                                              540,304
       11,000   Odyssey Re Holdings                                     387,200
       20,719   Reinsurance Group of America                          1,104,530
        7,600   SeaBright Insurance Holdings (1)                        137,788

    Shares                                                           Value $
-------------                                                     -------------
       18,720   Selective Insurance Group                               384,134
       32,419   Travelers                                             1,646,237
          635   Triad Guaranty (1)                                       17,507
       98,645   UnitedHealth Group                                    4,777,377
        4,000   WellCare Health Plans (1)                               405,040
          187   WellPoint (1)                                            14,047
       31,985   WR Berkley                                              940,999
                                                                  -------------
                                                                     33,762,794
                LEATHER & LEATHER PRODUCTS - 0.2%
       28,900   Coach (1)                                             1,313,794
                                                                  -------------
                MEASURING, ANALYZING & CONTROLLING
                INSTRUMENTS - 2.6%
        7,600   Alcon                                                 1,047,080
       53,419   Baxter International                                  2,809,839
       24,312   Becton Dickinson                                      1,856,464
       32,300   LTX (1)                                                 148,257
       78,257   Medtronic                                             3,965,282
        4,300   MTS Systems                                             179,525
        9,311   Rockwell Collins                                        639,666
       44,639   St. Jude Medical (1)                                  1,925,727
       34,800   Stryker (1)                                           2,172,564
       27,697   Thermo Fisher Scientific (1)                          1,446,060
       12,900   Waters (1)                                              751,554
      133,786   Xerox (1)                                             2,335,904
       23,553   Zimmer Holdings (1)                                   1,831,481
                                                                  -------------
                                                                     21,109,403
                METAL MINING - 0.7%
       18,837   Freeport-McMoRan Copper &
                   Gold Class B                                       1,770,301
       34,951   Newmont Mining                                        1,459,204
       19,588   Southern Copper                                       2,207,764
                                                                  -------------
                                                                      5,437,269
                MINING & QUARRYING OF NONMETALLIC MINERALS - 0.1%
       24,300   Compass Minerals International                          798,012
                                                                  -------------
                MISCELLANEOUS MANUFACTURING - 0.3%
       46,300   Mattel                                                1,060,733
       22,174   Tyco International                                    1,048,608
                                                                  -------------
                                                                      2,109,341
                MISCELLANEOUS RETAIL - 1.4%
       17,200   Amazon.com (1)                                        1,350,888
       12,331   Big 5 Sporting Goods                                    263,513
      126,940   CVS                                                   4,467,019
       18,582   Dollar Tree Stores (1)                                  710,947
       34,786   Office Depot (1)                                        868,259
       33,637   PetSmart                                              1,087,484


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                MISCELLANEOUS RETAIL - (CONTINUED)
       88,500   Rite Aid (1)                                            487,635
       11,000   Systemax                                                229,350
       45,805   Walgreen                                              2,023,665
                                                                  -------------
                                                                     11,488,760
                MOTION PICTURES - 1.2%
       30,030   News Corp. Class A                                      634,234
       19,943   News Corp. Class B                                      451,908
      234,697   Time Warner                                           4,520,264
      118,781   Walt Disney                                           3,919,773
                                                                  -------------
                                                                      9,526,179
                MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.5%
       10,737   JB Hunt Transport Services                              299,884
       53,404   United Parcel Service Class B                         4,043,751
                                                                  -------------
                                                                      4,343,635
                NON-DEPOSITORY CREDIT INSTITUTIONS - 1.9%
       14,344   Advance America Cash Advance
                   Centers                                              210,427
       25,752   American Capital Strategies                             977,804
       78,530   American Express                                      4,597,146
       48,600   AmeriCredit (1)                                         988,524
       25,102   CIT Group                                             1,033,700
       38,027   Discover Financial Services (1)                         876,522
       73,521   Fannie Mae                                            4,399,497
       14,300   First Marblehead                                        471,328
       36,308   Freddie Mac                                           2,079,359
                                                                  -------------
                                                                     15,634,307
                OIL & GAS EXTRACTION - 2.8%
       40,967   Anadarko Petroleum                                    2,061,869
        5,200   Arena Resources (1)                                     282,412
       56,586   BJ Services                                           1,479,724
       14,400   Complete Production Services (1)                        333,936
       34,604   Devon Energy                                          2,581,804
       10,300   Diamond Offshore Drilling                             1,062,754
       11,200   Encore Acquisition (1)                                  289,744
       22,000   ENSCO International                                   1,343,540
        7,800   GlobalSantaFe                                           559,338
        4,958   Halliburton                                             178,587
        6,300   Hercules Offshore (1)                                   189,126
       24,400   Newfield Exploration (1)                              1,172,420
       22,411   Noble Energy                                          1,370,209
       10,681   Occidental Petroleum                                    605,826
       19,064   Patterson-UTI Energy                                    436,566
       14,900   Penn Virginia                                           576,630

    Shares                                                           Value $
-------------                                                     -------------
        4,100   Petroleum Development (1)                               165,394
       21,900   Petroquest Energy (1)                                   273,969
        9,900   Pogo Producing                                          527,274
       47,896   Schlumberger                                          4,536,709
        5,282   SEACOR Holdings (1)                                     460,696
        7,400   Superior Well Services (1)                              143,634
       28,812   Weatherford International (1)                         1,594,168
        7,900   XTO Energy                                              430,787
                                                                  -------------
                                                                     22,657,116
                PAPER & ALLIED PRODUCTS - 0.1%
        9,228   Greif Class A                                           507,540
                                                                  -------------
                PETROLEUM REFINING - 6.8%
      136,354   Chevron                                              11,625,542
      108,518   ConocoPhillips                                        8,772,595
      322,238   Exxon Mobil                                          27,432,121
       34,738   Hess                                                  2,125,966
       57,365   Marathon Oil                                          3,166,548
       13,800   Tesoro                                                  687,240
       20,780   Valero Energy                                         1,392,468
                                                                  -------------
                                                                     55,202,480
                PIPELINES, EXCEPT NATURAL GAS - 0.1%
        6,296   Plains All American Pipeline LP                         395,641
          396   Sunoco Logistics Partners LP                             23,289
        2,716   TEPPCO Partners LP                                      118,336
                                                                  -------------
                                                                        537,266
                PRIMARY METAL INDUSTRIES - 0.6%
        3,200   Century Aluminum (1)                                    164,928
       67,350   Corning                                               1,605,624
        9,982   Mueller Industries                                      368,136
       42,165   Nucor                                                 2,116,683
       10,000   United States Steel                                     982,900
                                                                  -------------
                                                                      5,238,271
                PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.7%
       15,014   EW Scripps Class A                                      615,124
       26,444   Gannett                                               1,319,556
       21,230   Idearc                                                  736,893
       14,197   McGraw-Hill                                             858,918
        6,774   Meredith                                                382,663
       16,000   RR Donnelley & Sons                                     676,160
       29,496   Tribune                                                 824,708
                                                                  -------------
                                                                      5,414,022
                RAILROAD TRANSPORTATION - 0.1%
       14,100   Burlington Northern Santa Fe                          1,158,174
                                                                  -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

    Shares                                                           Value $
-------------                                                     -------------
                COMMON STOCK - (CONTINUED)
                UNITED STATES - (CONTINUED)
                REAL ESTATE - 0.1%
       23,013   CB Richard Ellis Group
                   Class A (1)                                          803,614
                                                                  -------------
                SECURITY & COMMODITY BROKER, DEALERS
                EXCHANGES & SERVICES - 2.3%
        7,549   AllianceBernstein Holding LP                            633,512
       28,676   Goldman Sachs Group                                   5,400,838
       51,760   Lehman Brothers Holdings                              3,209,120
       28,575   Merrill Lynch                                         2,120,265
       85,754   Morgan Stanley                                        5,477,108
       11,038   Nuveen Investments Class A                              674,863
       20,793   T Rowe Price Group                                    1,083,939
                                                                  -------------
                                                                     18,599,645
                TOBACCO PRODUCTS - 0.1%
       14,374   UST                                                     769,728
                                                                  -------------
                TRANSPORTATION BY AIR - 0.1%
        4,900   Atlas Air Worldwide Holdings (1)                        265,629
       10,200   Republic Airways Holdings (1)                           196,758
       13,841   Skywest                                                 308,793
                                                                  -------------
                                                                        771,180
                TRANSPORTATION EQUIPMENT - 3.0%
       27,144   Boeing                                                2,807,504
       38,813   General Dynamics                                      3,049,149
       27,242   Goodrich                                              1,713,794
       28,314   Harley-Davidson                                       1,622,958
       39,360   Honeywell International                               2,263,594
       35,379   Lockheed Martin                                       3,484,124
       10,803   Northrop Grumman                                        822,108
       29,812   Paccar                                                2,439,218
       11,436   Polaris Industries                                      564,481
        4,800   Tenneco (1)                                             169,440
       72,212   United Technologies                                   5,269,310
                                                                  -------------
                                                                     24,205,680
                TRANSPORTATION SERVICES - 0.1%
       18,200   Hertz Global Holdings (1)                               407,498
                                                                  -------------
                WATER TRANSPORTATION - 0.0%
        6,200   Horizon Lines Class A                                   178,932
                                                                  -------------
                WHOLESALE TRADE NON-DURABLE GOODS - 1.7%
       34,029   AmerisourceBergen                                     1,603,106
       40,700   Cardinal Health                                       2,675,211
       33,316   Dean Foods                                              958,501
       31,100   Endo Pharmaceuticals Holdings (1)                     1,057,711

    Shares                                                           Value $
-------------                                                     -------------
       35,713   McKesson                                              2,062,783
        2,200   Medco Health Solutions (1)                              178,794
       15,500   Men's Wearhouse                                         765,700
       34,788   Nike Class B                                          1,963,783
       70,234   Sysco                                                 2,239,060
                                                                  -------------
                                                                     13,504,649
                WHOLESALE TRADE-DURABLE GOODS - 0.3%
        7,000   Agilysys                                                134,470
        6,982   Anixter International (1)                               577,062
       19,266   Arrow Electronics (1)                                   736,347
       20,092   Avnet (1)                                               761,085
                                                                  -------------
                                                                      2,208,964
                                                                  -------------
                Total United States                                 737,461,944
                                                                  -------------
                TOTAL COMMON STOCK
                   (Cost $729,076,466)                              805,944,747
                                                                  -------------
  Principal
   Amount $
-------------
                SHORT-TERM INVESTMENT  - 0.3%
    2,616,704   JPMorgan Chase Bank, N.A. Time
                   Deposit (Nassau), 4.81%                            2,616,704
                                                                  -------------
                TOTAL SHORT-TERM INVESTMENT
                   (Cost $2,616,704)                                  2,616,704
                                                                  -------------
                TOTAL INVESTMENTS - 100.1%
                   (Cost $731,693,170)*                             808,561,451
                                                                  -------------
                OTHER ASSETS LESS LIABILITIES - (0.1)%                 (654,147)
                                                                  -------------
                NET ASSETS - 100.0%                               $ 807,907,304
                                                                  =============

*At July 31, 2007, the tax basis cost of the Fund's investments was $733,304,910, and the unrealized appreciation and depreciation of investments owned by the Fund were $107,239,998 and $(31,983,457), respectively.
(1) Denotes non-income producing security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2007, the value of these securities amounted to $165,293, representing less than 0.1% of the net assets of the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)



(3) Security considered illiquid. On July 31, 2007, the value of these securities amounted to $165,293 representing less than 0.1% of the net assets of the Fund. Security is fair valued.
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Schroder Global Series Trust


By (Signature and Title)*                /s/ Mark A. Hemenetz
                                         -------------------------------------
                                         Mark A. Hemenetz
                                         Principal Executive Officer
Date: September 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Mark A. Hemenetz
                                         -------------------------------------
                                         Mark A. Hemenetz
                                         Principal Executive Officer
Date: September 21, 2007

By (Signature and Title)*                /s/ Alan M. Mandel
                                         -------------------------------------
                                         Alan M. Mandel
                                         Treasurer and Chief Financial Officer
Date: September 21, 2007

* Print the name and title of each signing officer under his or her signature.